RELATED PARTY TRANSACTIONS AND BALANCES (Details)											6 Months Ended			12 Months Ended
	Dec. 31, 2015 CNY (¥)	Oct. 27, 2015 USD ($)	Oct. 27, 2015 CNY (¥)	Oct. 26, 2015 USD ($)	Oct. 26, 2015 CNY (¥)	May 04, 2015 USD ($)	May 04, 2015 CNY (¥)	Mar. 12, 2015 USD ($)	Mar. 12, 2015 CNY (¥)	Feb. 27, 2014 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Jun. 30, 2016 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Repayment of debt											$ 273,990,207	¥ 1,820,911,519
Due from related parties, current	¥ 961,791,458										114,054,733			¥ 961,791,458		¥ 757,996,350
Due from related parties, non-current	543,911,586										85,178,813			543,911,586		566,089,873
Due to related parties, current	2,062,965,953										$ 74,485,555			2,062,965,953		495,023,549
eLong
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties												89,282,609
Commissions to related parties												33,121,087
Due from related parties, current	34,515,489													34,515,489		107,117,483
Due to related parties, current	165,436,171													165,436,171		411,873,004
Home Inns
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties												13,430,929	¥ 16,072,880
Due from related parties, current	6,856,120													6,856,120		5,774,751
Due to related parties, current																124,124
Hanting
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties												4,320,501	5,883,823
Due from related parties, current	8,825,089													8,825,089		6,514,153
Due to related parties, current	1,087,144													1,087,144		1,010,785
Tujia
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties												410,132
Due from related parties, current	2,955,191													2,955,191		782,583
Baidu
RELATED PARTY TRANSACTIONS AND BALANCES
Repayment of debt												652,299,803
Purchases from related party												116,837,177
Due from related parties, current	788,860,421													788,860,421		429,291,931
Due to related parties, current	1,891,209,753													1,891,209,753		71,929,345
Baidu | Qunar
RELATED PARTY TRANSACTIONS AND BALANCES
Repayment of debt	651,000,000
Amount of entrusted loan and interest		$ 100,000,000	¥ 650,000,000
Commissions to related parties												429,000,000		138,000,000
Term of the loan		12 months	12 months
Interest rate on entrusted loan (as a percent)		1.00%	1.00%
Baidu Times
RELATED PARTY TRANSACTIONS AND BALANCES
Repayment of debt												1,837,384,234
Baidu Times | Qunar
RELATED PARTY TRANSACTIONS AND BALANCES
Amount of entrusted loan and interest				$ 99,000,000	¥ 640,000,000
Term of the loan				12 months	12 months
Interest rate on entrusted loan (as a percent)				4.14%	4.14%
Skyseas
RELATED PARTY TRANSACTIONS AND BALANCES
Amount of entrusted loan and interest												8,452,564	7,402,544		$ 80,000,000
Interest rate on entrusted loan (as a percent)															3.00%
Due from related parties, current	56,727,885													56,727,885		93,934,813
Due from related parties, non-current	543,911,586													543,911,586		566,089,873
LY.com
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions to related parties												25,746,549	36,471,322
Due from related parties, current	33,051,263													33,051,263		55,270,305
Due to related parties, current	2,709,193													2,709,193		5,447,337
Ananda Travel Service (Aust.) Pty Limited ("Ananda")
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party												¥ 8,427,970	¥ 6,485,496
Due to related parties, current	2,523,692													2,523,692		4,638,954
Others
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current	¥ 30,000,000													¥ 30,000,000		¥ 59,310,331
Revolving credit facility agreement | Baidu | Qunar
RELATED PARTY TRANSACTIONS AND BALANCES
Maximum borrowing capacity | $										$ 300,000,000
Debt instrument term										3 years
Commitment fee | $										$ 0
Rate of benchmark lending rate										90.00%
Drawdowns during the period						$ 97,000,000	¥ 627,000,000	$ 78,000,000	¥ 507,000,000
Maximum | Revolving credit facility agreement | Baidu | Qunar
RELATED PARTY TRANSACTIONS AND BALANCES
Duration for repayment of drawdown										3 years